Emergence from Chapter 11	9 Months Ended
Sep. 30, 2012
Emergence from Chapter 11

Note 2—Emergence from Chapter 11

On December 19, 2011, William Lyon Homes (the “Company”) and certain of its direct and indirect wholly-owned subsidiaries filed voluntary petitions, under chapter 11 of Title 11 of the United States Code, as amended (the “Chapter 11 Petitions”), in the United States Bankruptcy Court for the District of Delaware (the “Bankruptcy Court”) to seek approval of the Prepackaged Joint Plan of Reorganization (the “Plan”) of the Company and certain of its subsidiaries. The Chapter 11 Petitions were jointly administered under the caption In re William Lyon Homes, et al., Case No. 11-14019 (the “Chapter 11 Cases”). The sole purpose of the Chapter 11 Cases was to restructure the Company’s debt obligations and strengthen its balance sheet.

On February 10, 2012, the Bankruptcy Court confirmed the Plan. On February 24, 2012, the Company and its subsidiaries consummated the principal transactions contemplated by the Plan, including:

•

the issuance of 44,793,255 shares of the Company’s new Class A Common Stock, $0.01 par value per share (“Class A Common Stock”) and $75 million aggregate principal amount of 12% Senior Subordinated Secured Notes due 2017 (“Second Lien Notes”) issued by the Company’s wholly-owned subsidiary, William Lyon Homes, Inc. (“Borrower”) in exchange for the claims held by the holders of the formerly outstanding notes of Borrower;

•

the amendment of the Borrower’s loan agreement with ColFin WLH Funding, LLC and certain other lenders which resulted, among other things, in the increase in the principal amount outstanding under the loan agreement, the reduction in the interest rate payable under the loan agreement, and the elimination of any prepayment penalty under the loan agreement;

•

the issuance, in exchange for aggregate cash consideration of $25 million, of 31,464,548 shares of the Company’s new Class B Common Stock, $0.01 par value per share (“Class B Common Stock”) and warrants to purchase 15,737,294 shares of Class B Common Stock;

•

the issuance of 64,831,831 shares of Parent’s new Convertible Preferred Stock, $0.01 par value per share, or Convertible Preferred Stock, for $50.0 million in cash, and 12,966,366 shares of Parents’s new Class C Common Stock, $0.01 par value per share or Class C Common Stock, for $10.0 million in cash. The aggregate cash consideration of $60 million was apportioned between Common and Preferred in accordance with the Plan; and

•

the issuance of an additional 3,144,000 shares of Class C Common Stock to Luxor Capital Group LP as a transaction fee in consideration for providing the backstop commitment of the offering of shares of Class C Common Stock and Convertible Preferred Stock in connection with the Plan.